NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

CERTNAS
001-35152

<u>*By Facsimile and First Class Mail*</u>

11007524

May 31, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 10, 2011 The Nasdaq Stock Market (the "Exchange") received from Wi-LAN Inc. (the "Registrant") a copy of the Registrant's application on Form 40-F 12(b) for the registration of the following security:

Common Shares, no par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 40-F 12(b) and we hereby join in such request.

Sincerely,

Gary N. Sundick